September 9, 2016

Vivaldi Orinda Macro Opportunities Fund
Class A Shares (OMOAX)
Class I Shares (OMOIX)
A series of Advisors Series Trust (the “Trust”)

Supplement to the Summary Prospectus and Prospectus, each dated June 28, 2016, as supplemented on August 15, 2016

Effective immediately, the Vivaldi Orinda Macro Opportunities Fund (the “Fund”) is no longer being managed pursuant to, and is no longer relying on, the exemptions granted to Orinda Asset Management, LLC (the “Adviser”) and the Trust under an exemptive order previously granted by the U.S. Securities and Exchange Commission (the “SEC”).  In practice this means that the addition of any new sub-advisers to the Fund and any future material amendments to the sub-advisory agreements of the Fund will require shareholder approval.  In addition, the rate of compensation and aggregate fees paid by the Adviser to each of the Fund’s sub-advisers must be disclosed.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.

September 9, 2016

Vivaldi Orinda Macro Opportunities Fund
Class A Shares (OMOAX)
Class I Shares (OMOIX)
A series of Advisors Series Trust (the “Trust”)

Supplement to the Statement of Additional Information (“SAI”) dated June 28, 2016, as supplemented on August 15, 2016

Effective immediately, the Vivaldi Orinda Macro Opportunities Fund (the “Fund”) is no longer being managed pursuant to, and is no longer relying on, the exemptions granted to Orinda Asset Management, LLC (the “Adviser”) and the Trust under an exemptive order previously granted by the U.S. Securities and Exchange Commission (the “SEC”).  In practice this means that the addition of any new sub-advisers to the Fund and any future material amendments to the sub-advisory agreements of the Fund will require shareholder approval.  In addition, the rate of compensation and aggregate fees paid by the Adviser to each of the Fund’s sub-advisers must be disclosed.

As a result, the following disclosure replaces the third paragraph and subsequent table on page 39 of the SAI:

The Adviser pays the Sub-Advisers a fee out of its management fee that is based on a percentage of the average daily net assets managed by each Sub-Adviser.  For the fiscal periods indicated below, the following fees, as both a percentage of the Fund’s average daily net assets managed by each Sub-Adviser and total dollar amount, were paid to each Sub-Adviser:
	Fiscal Year Ended February 29, 2016	Fiscal Year Ended February 28, 2015	Fiscal Year Ended February 28, 2014
Sub-Adviser Fees Paid to Manning & Napier Advisors, LLC (formerly 2100 Xenon Group, LLC)[1] by Adviser	N/A	0.95% / $7,742	0.95% / $29,066
Sub-Adviser Fees Paid to Covenant Financial Services, LLC[2] by Adviser	N/A	0.95% / $69,712	0.95% / $138,755
Sub-Adviser Fees Paid to Crescat Portfolio Management, LLC by Adviser	1.00% / $100,174	1.00% / $114,879	1.00% / $138,167
Sub-Adviser Fees Paid to Glaxis Capital Management, LLC[3] by Adviser	N/A	0.95% / $56,128	0.95% / $73,125
Sub-Adviser Fees Paid to Rothschild Investment Corporation[4] by Adviser	1.00% / $13,626	1.00% / $35,665	N/A
Sub-Adviser Fees Paid to Vivaldi Asset Management, LLC[5] by Adviser	1.00% / $215,543	1.00% / $42,572	N/A
1 Effective December 19, 2014, Manning & Napier Advisors, LLC no longer served as a sub-adviser to the Fund.
2 Effective December 5, 2014, Covenant Financial Services, LLC no longer served as a sub-adviser to the Fund.
3 Effective December 5, 2014, Glaxis Capital Management, LLC no longer served as a sub-adviser to the Fund.
4 Rothschild Investment Corporation served as a sub-adviser to the Fund from October 20, 2014 to September 23, 2015.
5 Vivaldi Asset Management, LLC became a sub-adviser to the Fund effective October 20, 2014.

Please retain this Supplement with your SAI for future reference.